UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
WASHINGTON, D.C.  20549

FORM 13F

FORM 13F COVER PAGE

Report for the Calendar Year of Quarter Ended: June 30, 2007

Check here if Amendment [ ]; Amendment Number:
This Amendment (Check only one.):  [ ] is a restatement.
                    [ ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:     M.A. Greenwood & Associates, Inc.
Address:  Post Office Box 4278
      	  Fayetteville, Arkansas 72702

13f File Number:  28-4585

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person signing this Report on Behalf of Reporting Manager:

Name:     Mary Ann Greenwood
Title:    President
Phone:    479-521-5353

Signature, Place, and Date of Signature:
Mary Ann Greenwood, Fayetteville, Arkansas, August 14, 2007
Report Type (check only one.):
[X]  13F HOLDINGS REPORT
[ ]  13F NOTICE
[ ]  13F COMBINATION REPORT

List of Other Mangers Reporting for this Manager:

None.

I AM SIGNING THIS REPORT AS REQUIRED BY THE SECURITIES EXCHANGE ACT
OF 1934.

FORM 13F SUMMARY PAGE

Report Summary:

Number of Other Included Manager:  0
Form 13F Information Table Entry Total: 47
Form 13F Information Table Value Total(x$1,000):  $141,606
List of Other Included managers:  None.

                                                                  FORM 13F INFORMATION TABLE
                                                           VALUE   SHARES/  SH/ PUT/ INVSTMT    OTHER          VOTING AUTHORITY
        NAME OF ISSUER          TITLE OF CLASS    CUSIP   (x$1000) PRN AMT  PRN CALL DSCRETN   MANAGERS     SOLE    SHARED    NONE
------------------------------ ---------------- --------- -------- -------- --- ---- ------- ------------ -------- -------- --------
American Express               COM              025816109     3864    63156 SH       Sole                    60241              2915
Anheuser-Busch                 COM              035229103     3715    71230 SH       Sole                    68250              2980
Avon                           COM              054303102     2989    81335 SH       Sole                    77885              3450
Black & Decker                 COM              091797100     3385    38330 SH       Sole                    36580              1750
Boeing Company                 COM              097023105     3978    41370 SH       Sole                    39415              1955
Chevron                        COM              166764100     4313    51201 SH       Sole                    48851              2350
Cisco Systems                  COM              17275R102     3630   130340 SH       Sole                   125595              4745
Citigroup Inc                  COM              172967101     4034    78655 SH       Sole                    75617              3038
Coca-Cola                      COM              191216100     1990    38035 SH       Sole                    36140              1895
Discover Financial             COM              254709108      611    22897 SH       Sole                    21885              1012
Disney, (Walt) Co              COM              254687106     3434   100580 SH       Sole                    96430              4150
DuPont deNemours               COM              263534109     2496    49095 SH       Sole                    46595              2500
Eastman Chemical               COM              277432100     2937    45650 SH       Sole                    43750              1900
Ebay Inc                       COM              278642103     1242    38585 SH       Sole                    37085              1500
Exxon Mobil Corp               COM              30231G102     4647    55398 SH       Sole                    53018              2380
Garmin Ltd.                    COM              g37260109     1394    18850 SH       Sole                    17975               875
General Electric               COM              369604103     4963   129657 SH       Sole                   123338              6319
Goodyear Tire                  COM              382550101     3284    94480 SH       Sole                    90830              3650
Home Depot                     COM              437076102     3620    91997 SH       Sole                    87732              4265
Honeywell Inc.                 COM              438516106     4055    72055 SH       Sole                    68505              3550
Int'l Business Mach            COM              459200101     3386    32170 SH       Sole                    30805              1365
Intel Corp                     COM              458140100     3015   126993 SH       Sole                   120558              6435
J.B. Hunt                      COM              445658107      716    24409 SH       Sole                    24409
JP Morgan Chase                COM              46625H100     3897    80432 SH       Sole                    76427              4005
Johnson & Johnson              COM              478160104     3475    56393 SH       Sole                    53823              2570
McDonalds Corp                 COM              580135101     4072    80212 SH       Sole                    76667              3545
Microsoft Corp                 COM              594918104     2637    89487 SH       Sole                    85637              3850
Morgan Stanley                 COM              617446448     3843    45815 SH       Sole                    43790              2025
Nokia ADS                      COM              654902204     3541   125970 SH       Sole                   121030              4940
Novartis AG ADR                COM              66987V109     1665    29695 SH       Sole                    27465              2230
Oracle Systems                 COM              68389X105     3093   156933 SH       Sole                   149433              7500
Pfizer Inc                     COM              717081103     2570   100511 SH       Sole                    95811              4700
Procter & Gamble               COM              742718109     3231    52801 SH       Sole                    50536              2265
Royal Dutch Shl ADR            COM              780259206     2850    35095 SH       Sole                    34515               580
Royal Phil Elec ADR            COM              500472303     4194    99104 SH       Sole                    95014              4090
SAP AG ADR                     COM              803054204     1799    35225 SH       Sole                    34075              1150
Spirit Aerosystems             COM              848574109     2639    73215 SH       Sole                    70495              2720
Stryker Corp                   COM              863667101     2709    42935 SH       Sole                    40885              2050
The Gap                        COM              364760108     2244   117500 SH       Sole                   112440              5060
Time Warner Inc                COM              887317105     2506   119114 SH       Sole                   113304              5810
Toyota Motor                   COM              892331307     2908    23100 SH       Sole                    22110               990
Tyco International             COM              902124106      954    28240 SH       Sole                    26909              1331
Tyson Foods Cl A               COM              902494103      827    35892 SH       Sole                    35242               650
Unilever ADR                   COM              904784709     1762    56798 SH       Sole                    54138              2660
United Technologies            COM              913017109     4865    68595 SH       Sole                    65345              3250
Wal-Mart Stores                COM              931142103     5092   105839 SH       Sole                   101244              4595
Zimmer Inc.                    COM              98956p102     2535    29865 SH       Sole                    28500              1365